Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movements In Right Of Use Assets [Roll Forward]
Balances at the beginning of the year	$ 8,380
Adjustment on adoption of IFRS 16		$ 11,846
Adjusted balances at the beginning of the period	8,380	11,846
Additions	7,878	427
Depreciation of the year	(3,213)	(3,443)
Translation differences and inflation adjustment	403	(450)
Balances at the end of the year	13,448	8,380
Lease liabilities
Balances at the beginning of the year	8,927
Adjustment on adoption of IFRS 16		13,549
Adjusted balances at the beginning of the period	8,927	13,549
New contracts	7,881	436
Leases payments	(3,979)	(5,130)
Leases financial cost	407	477
Translation differences and inflation adjustment	448	(405)
Balances at the end of the year	$ 13,684	$ 8,927